Cash and cash equivalents (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Cash and cash equivalents [abstract]
Cash and cash equivalents		$ 221,601	$ 212,988	$ 184,239	$ 217,133
Restricted cash	[1]	0	(30,872)	(30,346)
Bank overdraft		0	0	(4)
Total		$ 221,601	$ 182,116	$ 153,889

[1]	Restricted cash balances excluded from cash and cash equivalents relate to guarantees of AA2000 (see Note 21).